Risk Report - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Tables)	12 Months Ended
Dec. 31, 2017
Value-at Risk of Trading Units by Risk Type
Value-at Risk of Trading Units by Risk Type [text block table]

Value-at-Risk of our Trading Units by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk [1]		Commodity price risk
in € m.	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Average	29.8	32.0	(28.1)	(35.0)	20.2	19.7	19.7	26.6	8.7	9.3	8.4	10.7	0.8	0.7
Maximum	38.4	59.4	(37.6)	(57.6)	26.0	29.5	25.1	32.5	12.5	52.4	16.5	16.7	3.0	3.3
Minimum	20.1	20.4	(21.4)	(25.6)	13.5	14.8	13.5	22.3	4.4	4.4	4.2	3.6	0.1	0.2
Period-end	29.1	30.1	(22.5)	(36.9)	21.4	19.9	14.4	24.3	10.1	10.0	4.9	12.6	0.7	0.2